SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net income before provision for income taxes		$ 1,443,691	$ 507,899
PRC statutory tax rate		25.00%	25.00%
Income at statutory tax rate		$ 360,923	$ 126,975
Effect of non-taxable income—gain on bargain purchase			(39,113)
Effect of preferential tax rates granted to the PRC entities	[1]	(37,233)	(64,342)
Changes in valuation allowance		83,101
Income tax expense		$ 406,791	$ 23,520
Effective income tax rate		28.00%	4.63%

[1]	For the year ended December 31, 2022, the Company’s subsidiaries Shenzhen Houhaitang, Qilun Enterprise Management Consultant and Qilun Holding (Shenzhen) enjoy a preferential income tax rate of 2.5% for net income before provision no more than RMB1 million, and a preferential income tax rate of 5% for net income before provision more than RMB1 million less than RMB 3 million.